Supplemental Disclosure With Respect to Cash Flows (Tables)	6 Months Ended
Dec. 31, 2021
Supplemental Disclosure With Respect to Cash Flows [Abstract]
Schedule of non-cash transactions
	December 31, 2021	June 30, 2021
Exploration and evaluation assets in accounts payable	$232,364	$117,015
	232,364	117,015